Cover	Mar. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2023
Entity File Number	000-21660
Entity Registrant Name	PAPA JOHNS INTERNATIONAL INC
Entity Central Index Key	0000901491
Entity Tax Identification Number	61-1203323
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2002 Papa John’s Boulevard
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40299-2367
City Area Code	502
Local Phone Number	261-7272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	PZZA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false